Putnam Investments One Post Office Square Boston, MA 02109 February 3, 2006

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

RE:	Putnam Tax Exempt Income Fund (Reg. Nos. (2-57165) (811-02675) (the “Fund”)
Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 38 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 2006.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 11648.

Very truly yours,

Putnam Tax Exempt Income Fund By: /s/ Charles E. Porter _______________________________________ Charles E. Porter Executive Vice President, Associate Treasurer and Principal Executive Officer

cc: Ropes & Gray LLP